Other operating income - Summary of Other Operating Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Schedule Of Other Operating Income [Abstract]
Income from leases	₨ 68	$ 1	₨ 80	₨ 63
Income from carbon credits	2,626	35		15
Total	₨ 2,694	$ 36	₨ 80	₨ 78